Operating Segments and Geographic Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of global business platforms | Segment	5
Anixter International Inc. [Member]
Segment Reporting Information [Line Items]
Revenues generated from sales	$ 281.9	$ 290.5	$ 289.9
Accounts receivable outstanding	$ 31.1
Total accounts receivable outstanding	8.00%
Anixter International Inc. [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Segment Reporting Information [Line Items]
Percent of total revenues	12.00%	13.00%	14.00%